Operations And Organization (Narrative) (Details) $ in Millions	1 Months Ended					6 Months Ended	12 Months Ended
	Apr. 30, 2017 shares	Mar. 31, 2017	Oct. 31, 2015 USD ($)	Jul. 31, 2015 shares	Apr. 30, 2015 USD ($) shares	Jun. 30, 2017 shares	Dec. 31, 2016 USD ($) shares
LNG Storage Capacity							9.0
Payments to Acquire Businesses, Gross | $			$ 382
Regency [Member]
Number of common units of a subsidiary partnership that are held by a less than wholly-owned subsidiary of the Parent.							100
Citrus [Member]
Interest ownership							50.00%
ETP [Member]
Incentive Distribution Rights							100.00%
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.							3,900,000
Sunoco Logistics [Member]
General Partner Interest							0.10%
Sunoco Logistics [Member] | ETP [Member]
Incentive Distribution Rights							99.90%
SXL and ETP Merger [Member]
Sale of Stock, Number of Shares Issued in Transaction	832,000,000
Dropdown of Sunoco LLC Interest [Member]
Payments to Acquire Businesses, Gross | $					$ 775
Sunoco LP Exchange [Member]
Stock Repurchased During Period, Shares				31,500,000
Sunoco LP Exchange [Member] | Sunoco GP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				100.00%
Regency Merger [Member]
Business Acquisition, Number Of Share Received In Exchange Of Each Share					0.6186
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					258,300,000
Relinquishment of Incentive Distributions | $							$ 320
Relinquishment, Year 1 [Member] | Regency Merger [Member]
Relinquishment of Incentive Distributions | $							80
Relinquishment, Years 2 through 5 [Member] | Regency Merger [Member]
Relinquishment of Incentive Distributions | $							$ 60
Class H Units [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.							81,000,000
ETP Subsidiaries [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					23,300,000
ETP Series A Preferred Units [Member] | Regency Merger [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares					1,900,000
Subsequent Event [Member] | Post-Merger ETP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest						2.50%
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.						27,500,000
Subsequent Event [Member] | ETP [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest		3.30%
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.						18,400,000
Subsequent Event [Member] | SXL and ETP Merger [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	1.5
Subsequent Event [Member] | Class H Units [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.						81,000,000
Subsequent Event [Member] | Class I Units [Member] | Post-Merger ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.						100
Subsequent Event [Member] | Class I Units [Member] | ETP [Member]
Number of common units of a subsidiary partnership that are held by a wholly-owned subsidiary of the Parent.						100